Income Taxes (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 10,974	$ 9,906	$ 4,337
State	1,345	761	248
Foreign	1,445	293	103
Current Income Tax Expense Benefit	13,764	10,960	4,688
Deferred
Federal	(2,495)	(251)	(160)
State	(618)	17	(62)
Foreign	(964)	0	0
Deferred Income Tax Expense Benefit	(4,077)	(234)	(222)
Total income taxes	$ 9,687	$ 10,726	$ 4,466